Consolidated Statements of Changes In Shareholders' Equity (Parenthetical) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Statement of changes in equity [abstract]
Share-based compensation related to contingent consideration, granted on business acquisition, to be settled in shares	$ (865)	$ 2,120	[1]

[1]	The Company reclassified comparative figures as at March 31, 2023 in order to correct an immaterial balance sheet presentation misstatement resulting in an increase in contributed surplus and a decrease in contingent consideration in the amount of $2,120,000.